Exhibit 1

Report of Independent Accountants on Applying

Agreed-Upon Procedures

Barclays Capital Inc. (the "Company")

745 7th Avenue

New York, NY 10019

We (“us” or “PwC”) have performed the procedures enumerated below, which were agreed to by the Company, (as the engaging party), Barclays Commercial Mortgage Securities LLC, Barclays Capital Real Estate Inc., Bank of America, N.A., BofA Securities, Inc., J.P. Morgan Securities LLC, JPMorgan Chase Bank, National Association, Bank of Montreal, BMO Capital Markets Corp., Societe Generale Financial Corporation, and SG Americas Securities, LLC, who are collectively referred to as the “Specified Parties”, solely to assist you in performing certain procedures related to the accuracy of certain attributes and calculations within the Final Data File (defined below). The procedures were performed with respect to the BX 2023-DELC Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2023-DELC securitization (the “Transaction”). The Company (the “Responsible Party”) is responsible for the accuracy of the information contained in the Final Data File.

In an agreed-upon procedures engagement, we perform specific procedures that the Specified Parties have agreed to and acknowledged to be appropriate for the intended purpose of the engagement and we report on findings based on the procedures performed. The procedures performed may not address all the items of interest to a user of this report and may not meet the needs of all users of this report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate for their purposes. This report may not be suitable for any other purpose.

Procedures and Findings

In connection with the Transaction, the Specified Parties have requested that the procedures be performed on 1 mortgage loan (the “Mortgage Loan Asset”) secured by a mortgaged property (the “Mortgaged Property”) which represents the entire population of Mortgage Loan Asset and Mortgaged Property (collectively the “Collateral”) within the Transaction.

This agreed-upon procedures engagement was not conducted for the purpose of satisfying any criteria for due diligence published by a nationally recognized statistical rating organization.

In addition, PwC should not be regarded as having in any way warranted or given any assurance as to the following items:

●	The completeness, accuracy, appropriateness, quality or integrity of any of the information provided by the Responsible Party, or any other party for the purpose of PwC performing the procedures agreed to by the Specified Parties. The procedures performed would not necessarily reveal any material misstatement of the amounts, balances, ratios, percentages or other relationships of the information included in the data provided to us;
●	The conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements;
●	The value of the Mortgaged Property securing the Mortgage Loan Asset; and
●	The compliance of the originator of the assets with federal, state, and local laws and regulations.

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	1

We have not performed any procedures with respect to the fair value of the securities being offered in the Transaction and PwC expresses no opinion on the fair value of these securities. PwC should not be regarded as having performed any procedures other than those detailed in this report.

With respect to any terms or requirements of the Transaction documents that do not appear in this report, we performed no procedures and, accordingly, the procedures we performed would not ensure that any requirements are satisfied. Further, we have performed only the following agreed-upon procedures and therefore make no representations regarding the adequacy of disclosures or whether any material facts have been omitted from the Transaction documents.

It should be understood that we make no representations as to:

●	The interpretation of Transaction documents included in connection with our procedures;
●	Your compliance with Rule 15Ga-2 of the Securities Exchange Act of 1934; and
●	The reasonableness of any of the assumptions provided by the Company or other Specified Parties.

These procedures should not be taken to supplant any additional inquiries or procedures that the Specified Parties would undertake in consideration of the Transaction.

For the purpose of this report:

●	The phrase “Cut-off Date” refers to the date of May 9, 2023.

●	The phrase “Final Data File” refers to the following Microsoft Excel (“Excel”) file provided by the Company, which includes certain attributes related to the Collateral. The Final Data File was provided on April 28, 2023 with certain Collateral attribute calculations adjusted for the Cut-off Date:

o	2023-DELC Accounting Tape Final.xlsx (provided on April 28, 2023).
●	The phrase “Specified Attributes” refers to the fields in the Final Data File.

●	The phrase “Source Document” refers to the documents (including any applicable amendments, assumptions or exhibits thereof) provided by the Company, related to the information contained in the Final Data File.

●	The phrase “Loan File” refers to any Source Document or collection of Source Documents provided by the Company, and used by us, in performing the procedures enumerated below.

●	The term “compared” refers to the comparison of one or more Specified Attributes to Source Documents, as indicated within Exhibit A.

●	The term “recalculated” refers to a re-computation of one or more Specified Attributes using the Company provided methodology, as indicated within Exhibit B.

●	The phrase “in agreement” refers to the comparison or recalculation of one or more Specified Attributes which resulted in a match, or a difference that was within the Company provided tolerance level (if any), as indicated within Exhibit A.

Source Documents included in the Loan File:

●	The phrase “Appraisal Report” refers to the signed third-party appraisal report or opinion of value report detailing the valuation of the property or summary provided by the Company
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	2

detailing the opinion of value and opinion of value date for the respective loan, as contained in the Loan File.

●	The phrase “Capital Expenditures Schedule” refers to a historical and projected capital expenditures document.

●	The phrase “Cash Management Agreement” refers to a signed or draft cash management agreement.

●	The phrase “Engineering Report” refers to the signed third-party property condition assessment, certificate of substantial completion or architect certificate - each document detailing the physical condition and any required/proposed repairs needed at the property, as contained in the Loan File.

●	The phrase “Environmental Report” refers to the signed third-party phase I, phase II, hazardous building materials assessment, remedial soil excavation or client environmental questionnaire. Each document details various environmental assessments related to the property, as contained in the Loan File.

●	The phrase “Fee Schedule” refers to the documentation for the certificate administrator fee and servicing fee related to the Transaction.

●	The phrase “Guaranty Agreement” refers to a signed or draft guaranty agreement.

●	The phrase “Loan Agreement” refers to a signed or draft loan agreement.

●	The phrase “Management Agreement” refers to a signed or draft management agreement.

●	The phrase “Seismic Report” refers to a seismic assessment document or exhibit.

●	The phrase “Underwriting File” refers to the historical and pro-forma cash flow statements and rent roll schedule detailing the property’s occupied and vacant space and includes information regarding each tenant’s lease terms, such as amount of space occupied, annual rent due, expiration date and renewal options, as contained in the Loan File prepared by the Company’s underwriting team.

The procedures performed and results thereof are described below. In performing this engagement, we received one or more preliminary data file(s) and performed certain procedures as set forth in Exhibit A and Exhibit B. The procedures identified differences, which were communicated to the Responsible Party. The Responsible Party revised one or more of the preliminary data files based on such communicated differences, where they determined it to be appropriate. We then performed these procedures on the Final Data File, and the results of those procedures are described below.

From April 13, 2023 through April 28, 2023, the Company provided us with the Source Documents related to the Collateral for which we:

●	Compared certain Specified Attributes to the corresponding Source Documents as detailed in Exhibit A and found them to be in agreement (the “Compared Attributes”);
●	Recalculated certain Specified Attributes as detailed in Exhibit B and found them to be in agreement (the “Recalculated Attributes”); or
●	Assumed certain Specified Attributes were accurate as instructed by the Company, and neither compared nor recalculated the Specified Attributes (the “Company Provided Attributes”).

The recalculation methodology associated with the Recalculated Attributes is listed in Exhibit B. For

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	3

each procedure where a recalculation was performed, if necessary, we compared the underlying attributes to the corresponding Source Documents and found them to be in agreement. We did not perform any procedures with respect to the Specified Attributes denoted with a Source Document of “None - Company Provided”, in Exhibit A.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to, and did not conduct an audit or an examination engagement, the objective of which would be the expression of an opinion, or a review engagement, the objective of which would be the expression of a conclusion, on the Final Data File.  Accordingly, we do not express such an opinion or conclusion.  Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

In performing this engagement, we are required to be independent of the Responsible Party and to meet our ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

This report is intended solely for the information and use of the Specified Parties (including for the purpose of substantiating the Specified Parties' “due diligence defense” under the Securities Act of 1933), and is not intended to be and should not be used by anyone other than the Specified Parties.

If a party has obtained, or has access to, this report without having executed an agreement with PwC wherein such party accepts responsibility for the appropriateness of the procedures performed (such party is referred to as a “Non-Specified Party”), that Non-Specified Party cannot:

●	Rely upon this report, and any use of this report by that Non-Specified Party is its sole responsibility and at its sole and exclusive risk; and
●	Acquire any rights or claims against PwC, and PwC assumes no duties or obligations to such Non-Specified Party.

A Non-Specified Party may not disclose or distribute this report or any of the report’s contents to any other party (including but not limited to electronic distribution and/or posting to a website pursuant to Rule 17g-5 of the Securities Exchange Act of 1934).

The procedures enumerated above were performed as of the date of this report, and we disclaim any consideration of any events and circumstances occurring after the date of this report. Further, we have no obligation to update this report because of events occurring, or data or information coming to our attention, subsequent to the date of this report.

New York, NY

April 28, 2023

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	4

Exhibits

Exhibit A – Loan File Review Procedures

Exhibit B – Recalculation Methodology

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	5

BX 2023-DELC	EXHIBIT A
Loan File Review Procedures

Exhibit A - Loan File Review Procedures

#	Specified Attribute	Source Document (in order of priority)	Tolerance
1	Loan #	None - Company Provided	None
2	Seller	None - Company Provided	None
3	Originator	Loan Agreement	None
4	% of Initial Pooled Balance	Recalculation	None
5	Property Name	None - Company Provided	None
6	Street Address	Appraisal Report	None
7	City	Appraisal Report	None
8	State	Appraisal Report	None
9	Zip Code	Appraisal Report	None
10	Number of Properties	Appraisal Report	None
11	Property Type	Appraisal Report	None
12	Property Subtype	Appraisal Report	None
13	Year Built	Appraisal Report	None
14	Year Renovated	Capital Expenditures Schedule; Appraisal Report; Engineering Report	None
15	Borrower Owned Keys	Appraisal Report	None
16	Condo Keys	Appraisal Report	None
17	Total Keys	Appraisal Report	None
18	Flag	Management Agreement	None
19	Mortgage Loan Original Balance ($)	None - Company Provided	None
20	Mortgage Loan Cut-off Balance ($)	Recalculation	None
21	Mortgage Loan Maturity Balance ($)	Recalculation	None
22	Mortgage Loan Cut-off Balance / Key ($)	Recalculation	None
23	Mortgage Loan Margin %	None - Company Provided	None
24	Assumed Term SOFR	None - Company Provided	None
25	Term SOFR Floor %	Loan Agreement	None
26	SOFR Cap Strike Price %	None - Company Provided	None
27	Interest Rate Cap Provider	None - Company Provided	None
28	Mortgage Loan Rate %	Recalculation	None
29	Mortgage Loan Admin. Fee %	Fee Schedule	None
30	Net Mortgage Loan Rate %	Recalculation	None
31	Accrual Type	Loan Agreement	None
32	Amortization Type	Loan Agreement	None
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	6

BX 2023-DELC	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (in order of priority)	Tolerance
33	Note Date	None - Company Provided	None
34	First Payment Date	None - Company Provided	None
35	Initial Original Term	Recalculation	None
36	Initial Remaining Term	Recalculation	None
37	Initial Maturity Date	None - Company Provided	None
38	Seasoning	Recalculation	None
39	Extension Options	Loan Agreement	None
40	Extension Spread Increase Description	Loan Agreement	None
41	First Extension Fee	Loan Agreement	None
42	Second Extension Fee	Loan Agreement	None
43	Third Extension Fee	Loan Agreement	None
44	Fourth Extension Fee	Loan Agreement	None
45	Fifth Extension Fee	Loan Agreement	None
46	Exit Fee	Loan Agreement	None
47	Fully Extended Original Term	Recalculation	None
48	Fully Extended Remaining Term	Recalculation	None
49	Fully Extended Maturity Date	None - Company Provided	None
50	Payment Due Date	Loan Agreement	None
51	Grace Period (Late Payment)	Loan Agreement	None
52	Grace Period (Default)	Loan Agreement	None
53	Interest Accrual Start	Loan Agreement	None
54	Interest Accrual End	Loan Agreement	None
55	SOFR Rounding Methodology	Loan Agreement	None
56	SOFR Lookback Days	Loan Agreement	None
57	Mortgage Loan Monthly Debt Service ($) at Loan Rate	Recalculation	None
58	Mortgage Loan Annual Debt Service ($) at Loan Rate	Recalculation	None
59	Mortgage Loan Monthly Debt Service ($) at Cap Rate	Recalculation	None
60	Mortgage Loan Annual Debt Service ($) at Cap Rate	Recalculation	None
61	Prepayment Provision (Payments)	None - Company Provided	None
62	Prepayment Provision Comments	Loan Agreement	None
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	7

BX 2023-DELC	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (in order of priority)	Tolerance
63	Partial Release Allowed?	Loan Agreement	None
64	Partial Release Description	Loan Agreement	None
65	As-Is Appraised Value ($)	Appraisal Report	None
66	As-Is Appraised Value ($) Per Key	Recalculation	None
67	Appraisal Date	Appraisal Report	None
68	Environmental Report Date	Environmental Report	None
69	Engineering Report Date	Engineering Report	None
70	As-Is Mortgage Loan Cutoff Date LTV %	Recalculation	None
71	As-Is Mortgage Loan Maturity Date LTV %	Recalculation	None
72	2017 Occupancy	Underwriting File	0.10%
73	2017 ADR	Underwriting File	$0.01
74	2017 RevPAR	Underwriting File	$0.01
75	2017 Available Rooms	Underwriting File	None
76	2017 Occupied Rooms	Underwriting File	None
77	2017 Revenues ($)	Underwriting File	$1.00
78	2017 Total Expenses ($)	Underwriting File	$1.00
79	2017 NOI ($)	Underwriting File	$1.00
80	2017 NCF ($)	Underwriting File	$1.00
81	2018 Occupancy	Underwriting File	0.10%
82	2018 ADR	Underwriting File	$0.01
83	2018 RevPAR	Underwriting File	$0.01
84	2018 Available Rooms	Underwriting File	None
85	2018 Occupied Rooms	Underwriting File	None
86	2018 Revenues ($)	Underwriting File	$1.00
87	2018 Total Expenses ($)	Underwriting File	$1.00
88	2018 NOI ($)	Underwriting File	$1.00
89	2018 NCF ($)	Underwriting File	$1.00
90	2019 Occupancy	Underwriting File	0.10%
91	2019 ADR	Underwriting File	$0.01
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	8

BX 2023-DELC	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (in order of priority)	Tolerance
92	2019 RevPAR	Underwriting File	$0.01
93	2019 Available Rooms	Underwriting File	None
94	2019 Occupied Rooms	Underwriting File	None
95	2019 Revenues ($)	Underwriting File	$1.00
96	2019 Total Expenses ($)	Underwriting File	$1.00
97	2019 NOI ($)	Underwriting File	$1.00
98	2019 NCF ($)	Underwriting File	$1.00
99	2020 Occupancy	Underwriting File	0.10%
100	2020 ADR	Underwriting File	$0.01
101	2020 RevPAR	Underwriting File	$0.01
102	2020 Available Rooms	Underwriting File	None
103	2020 Occupied Rooms	Underwriting File	None
104	2020 Revenues ($)	Underwriting File	$1.00
105	2020 Total Expenses ($)	Underwriting File	$1.00
106	2020 NOI ($)	Underwriting File	$1.00
107	2020 NCF ($)	Underwriting File	$1.00
108	2021 Occupancy	Underwriting File	0.10%
109	2021 ADR	Underwriting File	$0.01
110	2021 RevPAR	Underwriting File	$0.01
111	2021 Available Rooms	Underwriting File	None
112	2021 Occupied Rooms	Underwriting File	None
113	2021 Revenues ($)	Underwriting File	$1.00
114	2021 Total Expenses ($)	Underwriting File	$1.00
115	2021 NOI ($)	Underwriting File	$1.00
116	2021 NCF ($)	Underwriting File	$1.00
117	2022 Occupancy	Underwriting File	0.10%
118	2022 ADR	Underwriting File	$0.01
119	2022 RevPAR	Underwriting File	$0.01
120	2022 Available Rooms	Underwriting File	None
121	2022 Occupied Rooms	Underwriting File	None
122	2022 Revenues ($)	Underwriting File	$1.00
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	9

BX 2023-DELC	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (in order of priority)	Tolerance
123	2022 Total Expenses ($)	Underwriting File	$1.00
124	2022 NOI ($)	Underwriting File	$1.00
125	2022 NCF ($)	Underwriting File	$1.00
126	TTM As of Date	Underwriting File	None
127	TTM Occupancy	Underwriting File	0.10%
128	TTM ADR	Underwriting File	$0.01
129	TTM RevPAR	Underwriting File	$0.01
130	TTM Available Rooms	Underwriting File	None
131	TTM Occupied Rooms	Underwriting File	None
132	TTM Revenues ($)	Underwriting File	$1.00
133	TTM Total Expenses ($)	Underwriting File	$1.00
134	TTM NOI ($)	Underwriting File	$1.00
135	TTM NCF ($)	Underwriting File	$1.00
136	Mortgage Loan TTM NOI DSCR at Loan Rate	Recalculation	None
137	Mortgage Loan TTM NCF DSCR at Loan Rate	Recalculation	None
138	Mortgage Loan TTM NOI DSCR at Cap Rate	Recalculation	None
139	Mortgage Loan TTM NCF DSCR at Cap Rate	Recalculation	None
140	Mortgage Loan TTM NOI Debt Yield %	Recalculation	None
141	Mortgage Loan TTM NCF Debt Yield %	Recalculation	None
142	UW Occupancy	Underwriting File	0.10%
143	UW ADR	Underwriting File	$0.01
144	UW RevPAR	Underwriting File	$0.01
145	UW Available Rooms	Underwriting File	None
146	UW Occupied Rooms	Underwriting File	None
147	UW Revenues ($)	Underwriting File	$1.00
148	UW Total Expenses ($)	Underwriting File	$1.00
149	UW NOI ($)	Underwriting File	$1.00
150	UW FF&E ($)	Underwriting File	$1.00
151	UW NCF ($)	Underwriting File	$1.00
152	Stabilized UW Occupancy	Underwriting File	0.10%
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	10

BX 2023-DELC	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (in order of priority)	Tolerance
153	Stabilized UW ADR	Underwriting File	$0.01
154	Stabilized UW RevPAR	Underwriting File	$0.01
155	Stabilized UW Available Rooms	Underwriting File	None
156	Stabilized UW Occupied Rooms	Underwriting File	None
157	Stabilized UW Revenues ($)	Underwriting File	$1.00
158	Stabilized UW Total Expenses ($)	Underwriting File	$1.00
159	Stabilized UW NOI ($)	Underwriting File	$1.00
160	Stabilized UW FF&E ($)	Underwriting File	$1.00
161	Stabilized UW NCF ($)	Underwriting File	$1.00
162	Mortgage Loan UW NOI DSCR at Loan Rate	Recalculation	None
163	Mortgage Loan UW NCF DSCR at Loan Rate	Recalculation	None
164	Mortgage Loan UW NOI DSCR at Cap Rate	Recalculation	None
165	Mortgage Loan UW NCF DSCR at Cap Rate	Recalculation	None
166	Mortgage Loan UW NOI Debt Yield %	Recalculation	None
167	Mortgage Loan UW NCF Debt Yield %	Recalculation	None
168	Mortgage Loan Stabilized UW NOI DSCR at Loan Rate	Recalculation	None
169	Mortgage Loan Stabilized UW NCF DSCR at Loan Rate	Recalculation	None
170	Mortgage Loan Stabilized UW NOI DSCR at Cap Rate	Recalculation	None
171	Mortgage Loan Stabilized UW NCF DSCR at Cap Rate	Recalculation	None
172	Mortgage Loan Stabilized UW NOI Debt Yield %	Recalculation	None
173	Mortgage Loan Stabilized UW NCF Debt Yield %	Recalculation	None
174	Title Type	None - Company Provided	None
175	PML %	Seismic Report	None
176	PML Report Date	Seismic Report	None
177	Upfront Capex Reserve ($)	Loan Agreement	None
178	Upfront Engin. Reserve ($)	Loan Agreement	None
179	Upfront FF&E Reserve ($)	Loan Agreement	None
180	Upfront RE Tax Reserve ($)	Loan Agreement	None
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	11

BX 2023-DELC	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (in order of priority)	Tolerance
181	Upfront Ins. Reserve ($)	Loan Agreement	None
182	Upfront Other Reserve ($)	Loan Agreement	None
183	Upfront Other Reserve Description	Loan Agreement	None
184	Monthly Capex Reserve ($)	Loan Agreement	None
185	Monthly FF&E Reserve ($)	Loan Agreement	None
186	Monthly RE Tax Reserve ($)	Loan Agreement	None
187	Monthly Ins. Reserve ($)	Loan Agreement	None
188	Monthly Other Reserve ($)	Loan Agreement	None
189	Monthly Other Reserve Description	Loan Agreement	None
190	Loan Purpose	None - Company Provided	None
191	Principal / Carveout Guarantor	Guaranty Agreement	None
192	Lockbox (Y/N)	Loan Agreement	None
193	Lockbox Type	Cash Management Agreement	None
194	Cash Management	Loan Agreement	None
195	Loan #	None - Company Provided	None
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	12

BX 2023-DELC	EXHIBIT B
Recalculation Methodology

Exhibit B - Recalculation Methodology

#	Specified Attribute	Recalculation Methodology
4	% of Initial Pooled Balance	Quotient of (i) Mortgage Loan Cut-off Balance ($) and (ii) aggregate sum of the Mortgage Loan Cut-off Balance ($) for the Collateral.
20	Mortgage Loan Cut-off Balance ($)	Set equal to Mortgage Loan Original Balance ($).
21	Mortgage Loan Maturity Balance ($)	Set equal to Mortgage Loan Cut-off Balance ($).
22	Mortgage Loan Cut-off Balance / Key ($)	Quotient of (i) Mortgage Loan Cut-off Balance ($) and (ii) Borrower Owned Keys.
28	Mortgage Loan Rate %	Sum of (i) Mortgage Loan Margin % and (ii) Assumed Term SOFR.
30	Net Mortgage Loan Rate %	Difference of (i) Mortgage Loan Rate % and (ii) Mortgage Loan Admin. Fee %.
35	Initial Original Term	Count of the number of monthly payment dates, from and inclusive of (i) First Payment Date, to and inclusive of (ii) Initial Maturity Date.
36	Initial Remaining Term	Difference between (i) Initial Original Term and (ii) Seasoning.
38	Seasoning	Count of the number of monthly payment dates from, and inclusive of (i) First Payment Date and (ii) Cut-off Date.
47	Fully Extended Original Term	Count of the number of monthly payment dates, from and inclusive of (i) First Payment Date, to and inclusive of (ii) Fully Extended Maturity Date.
48	Fully Extended Remaining Term	Difference between (i) Fully Extended Original Term and (ii) Seasoning.
57	Mortgage Loan Monthly Debt Service ($) at Loan Rate	Quotient of (i) Mortgage Loan Annual Debt Service ($) at Loan Rate and (ii) 12.
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	13

BX 2023-DELC	EXHIBIT B
Recalculation Methodology

#	Specified Attribute	Recalculation Methodology
58	Mortgage Loan Annual Debt Service ($) at Loan Rate	Product of (i) Mortgage Loan Cut-off Balance ($), (ii) Mortgage Loan Rate % and (iii) Accrual Type.
59	Mortgage Loan Monthly Debt Service ($) at Cap Rate	Quotient of (i) Mortgage Loan Annual Debt Service ($) at Cap Rate and (ii) 12.
60	Mortgage Loan Annual Debt Service ($) at Cap Rate	Product of (i) Mortgage Loan Cut-off Balance ($), (ii) sum of (a) Mortgage Loan Margin % and (b) SOFR Cap Strike Price % and (iii) Accrual Type.
66	As-Is Appraised Value ($) Per Key	Quotient of (i) As-Is Appraised Value ($) and (ii) Total Keys.
70	As-Is Mortgage Loan Cutoff Date LTV %	Quotient of (i) Mortgage Loan Cut-off Balance ($) and (ii) As-Is Appraised Value ($).
71	As-Is Mortgage Loan Maturity Date LTV %	Quotient of (i) Mortgage Loan Maturity Balance ($) and (ii) As-Is Appraised Value ($).
136	Mortgage Loan TTM NOI DSCR at Loan Rate	Quotient of (i) TTM NOI ($) and (ii) Mortgage Loan Annual Debt Service ($) at Loan Rate.
137	Mortgage Loan TTM NCF DSCR at Loan Rate	Quotient of (i) TTM NCF ($) and (ii) Mortgage Loan Annual Debt Service ($) at Loan Rate.
138	Mortgage Loan TTM NOI DSCR at Cap Rate	Quotient of (i) TTM NOI ($) and (ii) Mortgage Loan Annual Debt Service ($) at Cap Rate.
139	Mortgage Loan TTM NCF DSCR at Cap Rate	Quotient of (i) TTM NCF ($) and (ii) Mortgage Loan Annual Debt Service ($) at Cap Rate.
140	Mortgage Loan TTM NOI Debt Yield %	Quotient of (i) TTM NOI ($) and (ii) Mortgage Loan Cut-off Balance ($).
141	Mortgage Loan TTM NCF Debt Yield %	Quotient of (i) TTM NCF ($) and (ii) Mortgage Loan Cut-off Balance ($).
162	Mortgage Loan UW NOI DSCR at Loan Rate	Quotient of (i) UW NOI ($) and (ii) Mortgage Loan Annual Debt Service ($) at Loan Rate.
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	14

BX 2023-DELC	EXHIBIT B
Recalculation Methodology

#	Specified Attribute	Recalculation Methodology
163	Mortgage Loan UW NCF DSCR at Loan Rate	Quotient of (i) UW NCF ($) and (ii) Mortgage Loan Annual Debt Service ($) at Loan Rate.
164	Mortgage Loan UW NOI DSCR at Cap Rate	Quotient of (i) UW NOI ($) and (ii) Mortgage Loan Annual Debt Service ($) at Cap Rate.
165	Mortgage Loan UW NCF DSCR at Cap Rate	Quotient of (i) UW NCF ($) and (ii) Mortgage Loan Annual Debt Service ($) at Cap Rate.
166	Mortgage Loan UW NOI Debt Yield %	Quotient of (i) UW NOI ($) and (ii) Mortgage Loan Cut-off Balance ($).
167	Mortgage Loan UW NCF Debt Yield %	Quotient of (i) UW NCF ($) and (ii) Mortgage Loan Cut-off Balance ($).
168	Mortgage Loan Stabilized UW NOI DSCR at Loan Rate	Quotient of (i) Stabilized UW NOI ($) and (ii) Mortgage Loan Annual Debt Service ($) at Loan Rate.
169	Mortgage Loan Stabilized UW NCF DSCR at Loan Rate	Quotient of (i) Stabilized UW NCF ($) and (ii) Mortgage Loan Annual Debt Service ($) at Loan Rate.
170	Mortgage Loan Stabilized UW NOI DSCR at Cap Rate	Quotient of (i) Stabilized UW NOI ($) and (ii) Mortgage Loan Annual Debt Service ($) at Cap Rate.
171	Mortgage Loan Stabilized UW NCF DSCR at Cap Rate	Quotient of (i) Stabilized UW NCF ($) and (ii) Mortgage Loan Annual Debt Service ($) at Cap Rate.
172	Mortgage Loan Stabilized UW NOI Debt Yield %	Quotient of (i) Stabilized UW NOI ($) and (ii) Mortgage Loan Cut-off Balance ($).
173	Mortgage Loan Stabilized UW NCF Debt Yield %	Quotient of (i) Stabilized UW NCF ($) and (ii) Mortgage Loan Cut-off Balance ($).

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